Expense Example - FidelitySeriesSustainableUSMarketFund-PRO - FidelitySeriesSustainableUSMarketFund-PRO - Fidelity Series Sustainable U.S. Market Fund - Fidelity Series Sustainable U.S. Market Fund	Apr. 01, 2025 USD ($)
Expense Example:
1 year	none
3 years	none
5 years	14
10 years	$ 65